Accounts Receivable	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Accounts Receivable

Accounts receivable at June 30, 2011 and 2010 was as follows:

	2011	2010
Accounts receivable	$141,609	$48,567
Allowance for doubtful accounts	(37,785)	(23,920)
	$103,824	$24,647

Bad debt expense on trade accounts receivable for 2011 and 2010 was $13,865 and $7,463, respectively.